Asset Retirement Obligations	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
11. ASSET RETIREMENT OBLIGATIONS
The Company’s asset retirement obligation includes the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations.

Balance at December 31, 2019	$5,623
Purchase price allocation adjustment	29
Accretion expense	726
Liabilities settled	(62)

Balance at December 31, 2020	$6,316